UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7732

                 Alliance World Dollar Government Fund II, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: March 31, 2003

                  Date of reporting period: September 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

            [LOGO] ALLIANCEBERNSTEIN(SM)
                   Investment Research and Management



Alliance World Dollar Government Fund II


Closed End


                                          Semi-Annual Report--September 30, 2003

      Investment Products Offered
=====================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
=====================================


You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

November 10, 2003


Semi-Annual Report
This report provides management's discussion of fund performance for Alliance World Dollar Government Fund II (the "Fund") for the semi-annual reporting period ended September 30, 2003.

Investment Objective and Policies
This closed-end fund is designed for investors who seek high current income and, secondarily, capital appreciation. To achieve this objective, it invests primarily in high yielding, high risk sovereign debt and U.S. corporate fixed-income obligations that we expect to benefit from improving economic and credit fundamentals.

Investment Results
The following table shows the Fund's performance over the six- and 12-month periods ended September 30, 2003. For comparison, we have included the J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+), which is a standard measure of the performance of a basket of unmanaged emerging market debt securities.


   INVESTMENT RESULTS*
   Periods Ended September 30, 2003
                                                 ===============================
                                                              Returns
                                                 ===============================
                                                    6 Months        12 Months
--------------------------------------------------------------------------------
   Alliance
   World Dollar
   Govenment
   Fund II (NAV)                                     17.65%            53.68%
--------------------------------------------------------------------------------
   J.P. Morgan
   Emerging
   Markets Bond
   Index Plus                                        13.73%            40.19%
--------------------------------------------------------------------------------

   The Fund's Market Price per share on September 30, 2003 was $12.36.

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of the Fund as of September 30, 2003. All fees and expenses related to the operation of the Fund have been deducted. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) is comprised of dollar-denominated restructured sovereign bonds; a large percentage of the index is made up of Brady bonds. The index is unmanaged and reflects no fees or expenses. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance World Dollar Government Fund II.

The Fund significantly outperformed its benchmark, the JPM EMBI+, for both the six- and 12-month periods ended September 30, 2003. The Fund benefited primarily from its emerging market debt country weightings and individual security selection. Country and security selection in the Fund's overweight allocation to Brazil was the largest contributor to both absolute and relative performance for the annual and semi-annual periods. Brazilian debt was also a top performer within the JPM EMBI+. The Fund's overweight of Russia contributed positively to performance, as prospects for rating agency upgrades reflected the success of structural reforms that have led to economic growth and debt reduction. The Fund's holdings of Uruguayan and Venezuelan debt also had a positive impact on performance. Both countries conducted debt exchanges


--------------------------------------------------------------------------------
                                    Alliance World Dollar Government Fund II o 1
during this period that significantly improved the maturity structure of their external debt.

Market Review and Investment Strategy
During the semi-annual reporting period ended September 30, 2003, investors' desire for higher yielding asset classes benefited the emerging debt markets, as high levels of global liquidity encouraged more risk taking. The emerging market debt class, as represented by the JPM EMBI+, returned a strong 13.73% for the six-month period under review. Latin countries outperformed non-Latin regions, posting returns of 15.61% and 11.19%, respectively. All countries represented within the Index posted positive returns during the reporting period. Top performing countries included Venezuela at 30.45%, Turkey at 30.29%, Ecuador at 23.77% and Brazil at 23.63%, while Bulgaria at 3.08%, Poland at 3.73% and South Africa at 4.01% lagged.

During the semi-annual period, we increased the Fund's overweight exposure to Brazilian sovereign bonds, as President Lula exceeded expectations in his ability to push forward crucial tax and social security reforms. Russia and Mexico continued to be a large percentage of the Fund's exposure; however, we maintained an underweight of the latter, relative to the Index, as bond valuations began to exceed interest rate risk. We have maintained the Fund's overweight position in Russian sovereign debt, as credit statistics continued to improve. The Fund's small position in Venezuela was increased once new management of the state-owned oil company, PDVSA (Petroleos de Venezuela S.A.), proved adept at improving oil production, which helped to augment international reserves. In April, Uruguay, with the support of the International Monetary Fund, announced an aggressive plan to swap its outstanding debt for longer maturity securities. We aggressively purchased Uruguay bonds after this announcement--a tactic that proved beneficial to the Fund.


--------------------------------------------------------------------------------
2 o Alliance World Dollar Government Fund II


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PORTFOLIO SUMMARY
September 30, 2003


INCEPTION DATE
7/28/93

PORTFOLIO STATISTICS
Net Assets ($mil): $998.0


SECURITY TYPE BREAKDOWN
    81.7% Sovereign
    14.0% Corporate

     4.3% Short-Term                      [GRAPH OMITTED]


COUNTRY BREAKDOWN
    21.0% Brazil
    19.9% Russia
    16.9% Mexico
     5.1% Venezuela
     5.1% Turkey
     4.0% Philippines                      [GRAPH OMITTED]
     3.9% Colombia
     3.2% Peru
     2.6% Ukraine
    14.0% Other

     4.3% Short-Term

All data as of September 30, 2003. The Fund's security type and country breakdowns are expressed as a percentage of total investments and may vary over time. "Other" represents less than 2% weightings in the following countries:
Argentina, Belize, Bulgaria, Cayman Islands, Ecuador, El Salvador, Guatemala, Kazakhstan, Luxembourg, Malaysia, Panama, Romania, South Africa, United States and Uruguay.


--------------------------------------------------------------------------------
                                    Alliance World Dollar Government Fund II o 3

PORTFOLIO OF INVESTMENTS
September 30, 2003 (unaudited)


                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-79.4%

Argentina-1.6%
Republic of Argentina FRN
   1.162%, 8/03/12..........................    $ 26,178   $    16,099,470
                                                           ---------------
Belize-0.6%
Government of Belize
   9.50%, 8/15/12...........................       6,425         6,476,053
                                                           ---------------
Brazil-19.6%
Banco Nac Desenv Bondes
   6.50%, 6/15/06(a)........................       2,905         2,963,100
Federal Republic of Brazil
   8.875%, 4/15/24..........................       7,250         5,818,125
   9.375%, 4/07/08..........................      10,700        10,940,750
   10.00%, 1/16/07..........................       4,700         5,017,250
   10.00%, 8/07/11..........................       9,900         9,751,500
   10.125%, 5/15/27.........................      11,475        10,270,125
   11.00%, 1/11/12..........................       5,500         5,632,000
   11.00%, 8/17/40..........................      51,735        48,954,243
   11.25%, 7/26/07..........................       5,000         5,410,000
   11.50%, 3/12/08..........................       3,400         3,719,600
   12.75%, 1/15/20..........................      10,350        11,090,025
   14.50%, 10/15/09.........................       9,050        10,873,575
   C-Bonds
   8.00%, 4/15/14...........................      40,581        37,285,929
   DCB FRN
   Series L
   2.188%, 4/15/12..........................      34,400        27,520,000
                                                           ---------------
                                                               195,246,222
                                                           ---------------
Bulgaria-1.4%
Republic of Bulgaria
   8.25%, 1/15/15(a)........................      12,341        14,037,888
                                                           ---------------
Colombia-3.8%
Republic of Colombia
   9.75%, 4/23/09...........................         775           861,219
   10.00%, 1/23/12..........................       9,010         9,820,900
   10.50%, 7/09/10..........................       1,000         1,124,000
   10.75%, 1/15/13..........................      10,410        11,659,200
   11.75%, 2/25/20..........................      12,310        14,451,940
                                                           ---------------
                                                                37,917,259
                                                           ---------------

--------------------------------------------------------------------------------
4 o Alliance World Dollar Government Fund II

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
Ecuador-1.2%
Republic of Ecuador
   7.00%, 8/15/30(a)(b).....................     $16,150   $    10,117,976
   12.00%, 11/15/12(a)......................       2,200         1,831,500
                                                           ---------------
                                                                11,949,476
                                                           ---------------
El Salvador-0.8%
Republic of El Salvador
   7.75%, 1/24/23(a)........................       3,750         3,956,250
   8.50%, 7/25/11(a)........................       3,700         4,020,050
                                                           ---------------
                                                                 7,976,300
                                                           ---------------
Guatemala-0.3%
Republic of Guatemala
   9.25%, 8/01/13(a)........................       3,000         3,202,500
                                                           ---------------
Mexico-11.4%
United Mexican States
   6.625%, 3/03/15(c).......................       8,575         9,046,625
   11.375%, 9/15/16.........................      72,310       104,325,252
                                                           ---------------
                                                               113,371,877
                                                           ---------------
Panama-1.7%
Republic of Panama
   9.375%, 7/23/12..........................       1,900         2,149,850
   9.375%, 4/01/29..........................       5,625         6,412,500
   9.625%, 2/08/11..........................       5,175         5,931,844
   10.75%, 5/15/20..........................         700           840,000
IRB VRN
   5.00%, 7/17/14...........................       1,609         1,504,630
                                                           ---------------
                                                                16,838,824
                                                           ---------------
Peru-3.2%
Republic of Peru
   9.125%, 2/21/12..........................      20,075        22,383,625
   9.875%, 2/06/15..........................       1,450         1,685,625
FLIRB
   4.50%, 3/07/17(b)........................       8,450         7,393,750
                                                           ---------------
                                                                31,463,000
                                                           ---------------
Philippines-3.9%
Republic of the Philippines
   8.25%, 1/15/14...........................       4,200         4,273,500
   9.00%, 2/15/13...........................      10,450        11,181,500
   9.875%, 1/15/19..........................      10,650        11,581,875
   10.625%, 3/16/25.........................      10,525        12,172,163
                                                           ---------------
                                                                39,209,038
                                                           ---------------


--------------------------------------------------------------------------------
                                    Alliance World Dollar Government Fund II o 5

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
Russia-15.1%
Russian Federation
   5.00%, 3/31/30(a)(b).....................    $113,000   $   107,173,437
   11.00% 7/24/18(a)........................       2,300         3,139,500
   12.75%, 6/24/28(a).......................         190           307,800
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08...........................      12,087        10,606,343
   Series VI
   3.00%, 5/14/06(a)........................         300           289,890
   3.00%, 5/14/06...........................      27,910        26,969,433
   Series VII
   3.00% 5/14/11............................       3,500         2,721,250
                                                           ---------------
                                                               151,207,653
                                                           ---------------
South Africa-0.5%
Republic of South Africa
   7.375%, 4/25/12..........................       4,500         5,130,000
                                                           ---------------
Turkey-4.9%
Republic of Turkey
   9.50%, 1/15/14(c)........................       7,025         7,183,063
   9.875%, 3/19/08..........................       3,500         3,776,500
   11.00%, 1/14/13..........................       6,000         6,639,000
   11.75%, 6/15/10..........................      11,555        13,244,630
   11.875%, 1/15/30.........................       9,950        11,517,125
   12.375%, 6/15/09.........................       5,750         6,759,844
                                                           ---------------
                                                                49,120,162
                                                           ---------------
Ukraine-2.6%
Government of Ukraine
   7.65%, 6/11/13(a)........................       3,075         3,076,875
   11.00%, 3/15/07(a).......................      20,139        22,394,796
                                                           ---------------
                                                                25,471,671
                                                           ---------------
Uruguay-1.8%
Republic of Uruguay
   7.25%, 2/15/11...........................       5,675         4,662,013
   7.50%, 3/15/15...........................          86            66,885
   7.875%, 1/15/33..........................      19,199        12,959,325
                                                           ---------------
                                                                17,688,223
                                                           ---------------
Venezuela-5.0%
Republic of Venezuela
   5.375%, 8/07/10..........................       4,550         3,264,625
   9.25%, 9/15/27...........................      40,285        31,180,589
   10.75%, 9/19/13(a).......................         800           742,000
   DCB FRN
   Series DL
   1.875%, 12/18/07............................   10,821         9,780,146


--------------------------------------------------------------------------------
6 o Alliance World Dollar Government Fund II

                                               Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
Discount Bonds FRN
   Series W-B
   2.063%, 3/31/20..........................       $ 216   $       167,400
FLIRB
   2.063%, 3/31/07..........................       4,952         4,469,379
                                                           ---------------
                                                                49,604,139
                                                           ---------------
Total Sovereign Debt Obligations
  (cost $640,198,213).......................                   792,009,755
                                                           ---------------
CORPORATE DEBT OBLIGATIONS-13.6%
Brazil-0.9%
Petrobras International Finance
   9.875%, 5/09/08..........................       4,550         5,010,688
Unibanco (Cayman)
   9.375%, 4/30/12(a)(b)....................       3,475         3,657,438
                                                           ---------------
                                                                 8,668,126
                                                           ---------------
Cayman Islands-0.5%
PF Export Receivables Master Trust
   6.436%, 6/01/15(a).......................       4,873         4,849,728
                                                           ---------------
Kazakhstan-1.0%
Hurricane Finance
   9.625%, 2/12/10(a).......................       3,500         3,832,500
Kazkommerts International BV
   8.50%, 4/16/13(a)........................       6,550         6,402,625
                                                           ---------------
                                                                10,235,125
                                                           ---------------
Luxembourg-1.2%
Mobile Telesystems Finance
   9.75%, 1/30/08(a)........................       3,290         3,536,750
   10.95%, 12/21/04.........................       8,210         8,764,175
                                                           ---------------
                                                                12,300,925
                                                           ---------------
Malaysia-0.3%
Petronas Capital Ltd.
   7.875%, 5/22/22(a).......................       2,340         2,729,222
                                                           ---------------
Mexico-5.0%
Innova S De R.L., SA
   9.375%, 9/19/13(a)(c)....................       7,955         8,044,494
   12.875%, 4/01/07.........................      11,875        12,290,625
Mexico City Toluca Toll Road
   11.00%, 1/19/13(a).......................       2,352         2,234,406
Monterrey Power SA De CV
   9.625%, 11/15/09(a)......................       3,609         4,132,622
Petroleos Mexicanos
   9.25%, 3/30/18...........................      20,000        23,549,999
                                                           ---------------
                                                                50,252,146
                                                           ---------------
Romania-0.3%
MobiFon Holdings BV
   12.50%, 7/31/10(a).......................       3,075         3,367,125
                                                           ---------------


--------------------------------------------------------------------------------
                                    Alliance World Dollar Government Fund II o 7

                                           Contracts(d),
                                                  Shares
                                            or Principal
                                                  Amount
                                                   (000)      U.S. $ Value
--------------------------------------------------------------------------------
Russia-3.0%
Gazprom Oao
   9.625%, 3/01/13(a).......................     $19,400   $    20,855,000
Tyumen Oil
   11.00%, 11/06/07(a)......................       8,125         9,074,250
                                                           ---------------
                                                                29,929,250
                                                           ---------------
United States-1.4%
Citgo Petroleum Corp.
   11.375%, 2/01/11(a)......................       6,500         7,377,500
Freeport-McMoran Copper & Gold
   10.125%, 2/01/10.........................       5,800         6,510,500
                                                           ---------------
                                                                13,888,000
                                                           ---------------
Total Corporate Debt Obligations
   (cost $124,085,656)......................                   136,219,647
                                                           ---------------
CALL OPTION PURCHASED(e)-0.0%
Brazil-0.0%
Federal Republic of Brazil
   C-Bonds
   8.00%, 4/15/14
   expiring Oct '03 @ 90.9375
   (cost $166,394)..........................  14,469,000           231,505
                                                           ---------------
WARRANTS(e)-0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20..............      43,000                -0-
Republic of Venezuela
   Warrants, expiring 4/15/20...............      25,000                -0-
                                                           ---------------
Total Warrants
   (cost $0)................................                            -0-
                                                           ---------------
SHORT-TERM INVESTMENT-4.2%
Time Deposit-4.2%
Societe Generale
   1.10%, 10/01/03
   (cost $41,500,000).......................     $41,500        41,500,000
                                                           ---------------
Total Investments-97.2%
   (cost $805,950,263)......................                   969,960,907
Other assets less liabilities-2.8%..........                    28,079,550
                                                           ---------------
Net Assets-100%.............................               $   998,040,457
                                                           ---------------
CALL OPTION WRITTEN(f) (see Note C)
Federal Republic of Venezuela
   9.25%, 9/15/27
   expiring Oct '03 @ 78.25
   (premiums received $69,038)..............   6,575,000   $       (26,300)
                                                           ---------------


--------------------------------------------------------------------------------
8 o Alliance World Dollar Government Fund II

CREDIT DEFAULT SWAP CONTRACTS (see Note C)

                           Notional                               Unrealized
Swap Counterparty &         Amount     Interest    Termination  Appreciation /
Referenced Obligation       (000's)      Rate         Date      (Depreciation)
---------------------      --------    --------    -----------  --------------
Buy Contracts:
Deutsche Bank
Republic of Peru
9.875%, 2/06/15               6,150          3.90%   9/20/08     $   (41,820)

JP Morgan Chase
Republic of Venezuela
1.875%, 12/18/07              9,200          5.00    9/20/04         (91,080)

Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27              7,200         15.25    7/30/04        (798,480)

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30              11,000          6.35    8/20/05         366,300

Citigroup Global Markets, Inc.
Republic of Turkey
11.875%, 1/15/30              6,675          6.45    9/05/08         158,264

Citigroup Global Markets, Inc.
Republic of Turkey
11.875%, 1/15/30             13,350          7.30    8/13/08         719,912

Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30               4,700         17.85    2/06/08       1,718,790

Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30              12,500         14.50    3/08/08       3,121,250

Deutsche Bank
Republic of Romania
8.50%, 5/08/12               12,500          3.55    4/03/10         853,750

JP Morgan Chase
Federal Republic of Brazil
8.00%, 8/15/14                5,500          8.60    9/20/08         226,050

JP Morgan Chase
Federal Republic of Brazil
8.00%, 8/15/14                6,400          9.05    9/20/13         332,800

JP Morgan Chase
Republic of Venezuela
1.875%, 12/18/07              9,200          7.70    9/20/06          68,080

JP Morgan Chase
Russian Federation
5.00%, 3/31/30               14,500          3.20    6/25/13          58,000

JP Morgan Chase
Russian Federation
5.00%, 3/31/30               14,500          3.20    6/26/13          58,000


--------------------------------------------------------------------------------
                                    Alliance World Dollar Government Fund II o 9

                           Notional                               Unrealized
Swap Counterparty &         Amount     Interest    Termination  Appreciation /
Referenced Obligation       (000's)      Rate         Date      (Depreciation)
---------------------      --------    --------    -----------  --------------
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27              7,200         17.75%   2/13/08     $ 2,554,560

UBS Warburg
Federal Republic of Brazil
11.00%, 8/17/40               5,500          8.80    9/20/13         492,800

REVERSE REPURCHASE AGREEMENTS (see Note C)

                                       Interest
Broker                                   Rate       Maturity      Amount
--------------------------------------------------------------------------------
Lehman Brothers                          0.25%      10/09/03   $ 4,120,143
Lehman Brothers                          0.75       10/24/03     6,361,933
JP Morgan Chase                          0.85       10/24/03     7,053,499
                                                               -----------
                                                               $17,535,575
                                                               -----------


(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate market value of these securities amounted to $257,347,222 or 25.8% of net assets.
(b) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2003.
(c) Positions, or portions thereof, with an aggregate market value of $17,558,220 have been segregated to collateralize reverse repurchase agreements.
(d) One contract relates to principal amount of $1.00.
(e) Non-income producing.
(f) Cash approximating the market value of the call option written has been segregated to collateralize the call option written.

    Glossary of Terms:
    DCB   -Debt Conversion Bonds
    FLIRB -Front Loaded Interest Reduction Bond
    FRN   -Floating Rate Note
    IRB   -Interest Reduction Bonds
    VRN   -Variable Rate Note

    See notes to financial statements.


--------------------------------------------------------------------------------
10 o Alliance World Dollar Government Fund II

STATEMENT OF ASSETS & LIABILITIES
September 30, 2003 (unaudited)


Assets
Investments in securities, at value
  (cost $805,950,263)...................................   $   969,960,907
Cash....................................................           863,692
Due from broker.........................................         6,361,800
Receivable for investment securities sold...............        63,240,774
Interest receivable.....................................        18,592,256
Unrealized appreciation on swap contracts...............        10,728,556
                                                           ---------------
Total assets............................................     1,069,747,985
                                                           ---------------
Liabilities
Outstanding call options written, at value
(premiums received $69,038).............................            26,300
Payable for investment securities purchased.............        51,698,269
Payable for reverse repurchase agreements...............        17,535,575
Unrealized depreciation on swap contracts...............           931,380
Advisory fee payable....................................           860,376
Administrative fee payable..............................           207,009
Accrued expenses........................................           448,619
                                                           ---------------
Total liabilities.......................................        71,707,528
                                                           ---------------
Net Assets..............................................   $   998,040,457
                                                           ===============
Composition of Net Assets
Capital stock, at par...................................   $       778,503
Additional paid-in capital..............................     1,048,473,894
Undistributed net investment income.....................         3,627,431
Accumulated net realized loss on investment
  transactions..........................................      (228,689,901)
Net unrealized appreciation on investments..............       173,850,530
                                                           ---------------
                                                           $   998,040,457
                                                           ===============
Net Asset Value Per Share
  (based on 77,850,368 shares outstanding)..............            $12.82
                                                                    ======


See notes to financial statements.


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 11

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2003 (unaudited)


Investment Income
Interest...............................                    $    50,523,263
Expenses
Advisory fee...........................  $     4,826,552
Administrative.........................          723,983
Custodian..............................          192,398
Transfer agency........................           88,399
Audit and legal........................           67,591
Printing...............................           52,564
Registration...........................           32,530
Directors' fees........................           15,807
Miscellaneous..........................           19,523
                                         ---------------
Total expenses before interest.........        6,019,347
Interest expense.......................        1,629,113
                                         ---------------
Total expenses.........................                          7,648,460
                                                           ---------------
Net investment income..................                         42,874,803
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on:
   Investment transactions.............                        134,946,254
   Written options.....................                            770,916
Net change in unrealized appreciation/
   depreciation of:
   Investments.........................                        (35,658,685)
   Swaps...............................                          8,547,224
   Written options.....................                            329,835
                                                           ---------------
Net gain on investment transactions....                        108,935,544
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $   151,810,347
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
12 o Alliance World Dollar Government Fund II

STATEMENT OF CHANGES IN NET ASSETS


                                            Six Months
                                               Ended
                                           September 30,      Year Ended
                                               2003            March 31,
                                            (unaudited)          2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $    42,874,803   $    83,488,349
Net realized gain (loss) on investment
   transactions........................      135,717,170       (28,508,765)
Net change in unrealized
   appreciation/depreciation
   of investments......................      (26,781,626)       93,026,805
                                         ---------------   ---------------
Net increase in net assets from
   operations..........................      151,810,347       148,006,389
Dividends to Shareholders from
Net investment income..................      (43,205,382)      (82,323,739)
                                         ---------------   ---------------
Total increase.........................      108,604,965        65,682,650
Net Assets
Beginning of period....................      889,435,492       823,752,842
                                         ---------------   ---------------
End of period (including undistributed
   net investment income of $3,958,010
   at March 31, 2003)..................  $   998,040,457   $   889,435,492
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 13

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2003 (unaudited)


Increase (Decrease) in Cash From
Operating Activities:
Interest received......................  $    47,152,209
Interest expense paid..................       (2,003,175)
Operating expenses paid................       (6,059,232)
                                         ---------------
Net increase in cash from operating
   activities..........................                       $    39,089,802
Investing Activities:
Proceeds from disposition of long-term
   portfolio investments...............      825,599,796
Purchase of long-term portfolio
   investments.........................     (761,122,153)
Proceeds from disposition of short-term
   investments, net....................      118,298,849
                                         ---------------
Net increase in cash from investing
   activities..........................                        182,776,492
Financing Activities:*
Decrease in reverse repurchase
   agreements..........................     (178,513,565)
Cash dividends paid....................      (43,205,382)
                                         ---------------
Net decrease in cash from financing
   activities..........................                       (221,718,947)
                                                           ---------------
Net increase in cash...................                            147,347
Cash at beginning of period............                            716,345
                                                           ---------------
Cash at end of period..................                    $       863,692
                                                           ===============

--------------------------------------------------------------------------------

Reconciliation of Net Increase in Net
Assets from Operations to Net Increase
in Cash from Operating Activities:
Net increase in net assets resulting
   from operations.....................                    $   151,810,347
Adjustments:
Decrease in interest receivable........  $     3,730,025
Net realized gain on investment
   transactions........................     (135,717,170)
Net change in unrealized
   appreciation/depreciation of
   investments.........................       26,781,626
Accretion of bond discount and
   amortization of bond premium........       (7,101,079)
Decrease in interest payable...........         (374,062)
Decrease in accrued expenses...........          (39,885)
                                         ---------------
Total adjustments......................                       (112,720,545)
                                                           ---------------
Net increase in cash from operating
   activities..........................                    $    39,089,802
                                                           ===============


* Non-cash financing activities not included herein consist of reinvestment of dividends.


See notes to financial statements.


--------------------------------------------------------------------------------
14 o Alliance World Dollar Government Fund II

NOTES TO FINANCIAL STATEMENTS
September 30, 2003 (unaudited)


NOTE A
Significant Accounting Policies
Alliance World Dollar Government Fund II (the "Fund") was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to the Adviser, subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 15
provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.


2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provision for federal income or excise taxes is required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premiums on debt securities for financial statement reporting purposes.

4. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory, Administrative Fees and Other Affiliated Transactions
Under the terms of the Investment Advisory Agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly.

Under the terms of the Administration Agreement, the Fund pays the Adviser an administrative fee at an annual rate of .15 of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly. The Adviser provides administrative functions as well as other clerical services to the Fund and prepares financial and regulatory reports.

The Fund entered into a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser,


--------------------------------------------------------------------------------
16 o Alliance World Dollar Government Fund II whereby the Fund reimburses AGIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2003, there was no reimbursement paid to AGIS.


NOTE C
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended September 30, 2003, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding U.S.
  government securities)...............  $   729,449,459   $   841,582,328
U.S. government securities.............               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding written options and swap contracts) are as follows:

Gross unrealized appreciation...........................   $   170,866,634
Gross unrealized depreciation...........................        (6,855,990)
                                                           ---------------
Net unrealized appreciation.............................   $   164,010,644
                                                           ---------------

1. Option Transactions
For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has real-


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 17
ized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

Transactions in written options for the six months ended September 30, 2003, were as follows:

                                             Number of        Premiums
                                             Contracts        Received
                                         ---------------   ---------------
Options outstanding at
  March 31, 2003 ......................       36,595,124   $       508,492
Options written........................       22,132,883           331,464
Options terminated in closing purchase
  transactions.........................      (44,353,007)         (632,618)
Options expired........................       (7,800,000)         (138,300)
                                         ---------------   ---------------
Options outstanding at
  September 30, 2003...................        6,575,000   $        69,038
                                         ---------------   ---------------

2. Swap Agreements
The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of net change in unrealized appreciation/depreciation of investments. Realized gains and/or loss from terminated swap contracts are included in net realized gain or loss on investment transactions.


--------------------------------------------------------------------------------
18 o Alliance World Dollar Government Fund II

The Fund may enter into credit default swaps. A sell/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the Counterparty at par and take/(deliver) the principal amount (the "Notional Amount") of the referenced obligation. During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed interest payments from/(to) the respective Counterparty, calculated at the agreed upon interest rate applied to the Notional Amount.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, the value of the referenced obligation received by the Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund.

3. Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

"Due from broker" shown on the statement of assets and liabilities represents the receivable from the respective broker for the reverse repurchase agreements enterd into on September 24, 2003.

For the six months ended September 30, 2003, the average amount of reverse repurchase agreements outstanding was $87,633,544 and the daily weighted average annualized interest rate was 1.01%.

NOTE D
Capital Stock
There are 100,000,000 shares of $0.01 par value common stock authorized. Of the 77,850,368 shares outstanding at September 30, 2003, the Adviser owned 7,200 shares. During the six months ended September 30, 2003 and the year ended March 31, 2003, the Fund issued no shares in connection with the Fund's dividend reinvestment plan.

NOTE E
Concentration of Risk
Investing in securities of foreign companies and foreign governments involves special risks, which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and for-


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 19
eign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the United States government.

NOTE F
Distributions to Shareholders
The tax character of distributions to be paid for the year ending March 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 were as follows:

                                              2003              2002
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $   82,323,739   $   101,219,354
                                         --------------   ---------------
Total taxable distributions...........       82,323,739       101,219,354
                                         --------------   ---------------
Total distributions paid..............   $   82,323,739   $   101,219,354
                                         --------------   ---------------
As of March 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income...........................   $    4,884,899
Accumulated capital and other losses....................     (354,176,827)(a)
Unrealized appreciation/(depreciation)..................      189,475,023(b)
                                                           --------------
Total accumulated earnings/(deficit)....................   $ (159,816,905)
                                                           --------------

(a) On March 31, 2003, the Fund had a net capital loss carryforward of $353,038,174 of which $103,516,115 expires in the year 2007, $43,184,734 expires in the year 2008, $68,859,018 expires in the year 2009, $78,955,786 expires in the year 2010 and $58,522,521 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2003, the Fund deferred to April 1, 2003, post October capital losses of $1,138,653.
(b) The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.


--------------------------------------------------------------------------------
20 o Alliance World Dollar Government Fund II

FINANCIAL HIGHLIGHTS
Selected Data for A Common Stock Outstanding Throughout Each Period


                                           Six Months
                                                Ended
                                        September 30,                                Year Ended March 31,
                                                 2003        --------------------------------------------------------------------
                                           (unaudited)          2003           2002(a)        2001           2000           1999
                                        ----------------------------------------------------------------------------------------
Net asset value,
  beginning of period .................       $ 11.42        $ 10.58        $ 10.37        $ 10.83        $  8.52        $ 13.82
                                        ----------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ..............           .55           1.07           1.32           1.25           1.16           1.20
Net realized and unrealized
  gain (loss) on investment
  transactions ........................          1.41            .83            .19           (.62)          2.29          (5.06)
                                        ----------------------------------------------------------------------------------------
Net increase (decrease) in net
  asset value from operations .........          1.96           1.90           1.51            .63           3.45          (3.86)
                                        ----------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net investment
  income ..............................          (.56)         (1.06)         (1.30)         (1.09)         (1.10)         (1.44)
Tax return of capital .................            -0-            -0-            -0-            -0-          (.04)            -0-
                                        ----------------------------------------------------------------------------------------
Total dividends and distributions .....          (.56)        (1.06)         (1.30)         (1.09)         (1.14)         (1.44)
                                        ----------------------------------------------------------------------------------------
Net asset value, end of period ........       $ 12.82        $ 11.42        $ 10.58        $ 10.37        $ 10.83        $  8.52
                                        ========================================================================================
Market value, end of period ...........       $ 12.36        $ 10.91        $ 10.32        $  9.15        $  9.19        $  9.38
                                        ========================================================================================
Premium/(Discount) ....................         (3.59)%        (4.47)%        (2.46)%       (11.76)%       (15.14)%        10.09%
Total Return
Total investment return based on:(c)
    Market value ......................         18.73%         17.72%         27.02%         12.05%         11.15%        (20.95)%
    Net asset value ...................         17.65%         20.20%         16.22%          7.73%         44.16%        (28.44)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .....................      $998,040       $889,435       $823,753       $807,476       $843,390       $651,967
Ratio to average net assets of:
     Expenses .........................          1.58%(d)       1.49%          1.88%          1.90%          1.51%          1.31%
     Expenses, excluding interest
       expense ........................          1.25%(d)       1.35%          1.29%          1.28%          1.30%          1.31%
     Net investment income ............          8.88%(d)      10.53%         12.69%         11.31%         12.33%         11.89%
Portfolio turnover rate ...............            76%           121%           178%           203%           217%           262%



See footnote summary on page 22.


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 21

(a) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $.01, increase net realized and unrealized gain on investments per share by $.01, and decrease the ratio of net investment income to average net assets from 12.74% to 12.69%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(b) Based on average shares outstanding.

(c) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.


--------------------------------------------------------------------------------
22 o Alliance World Dollar Government Fund II

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Paul J. DeNoon(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Administrator
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Dividend Paying Agent, Transfer Agent and Registrar
Equiserve Trust Company, N.A.
P.O. Box 43011
Providence, RI 02940-3011

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004



(1) Member of the Audit Committee.

    Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

    This report, including the financial statements herein, is transmitted to the shareholders of Alliance World Dollar Government Fund II for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

(2) Mr. DeNoon is the person responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 23

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
================================================================================
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
================================================================================
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
 ===============================================================================
  Domestic

  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund#
  Technology Fund

  Global & International

  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series

  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
================================================================================
  Domestic

  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
================================================================================
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
================================================================================
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
================================================================================
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
================================================================================
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,## which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.
*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
#  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
## An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
24 o Alliance World Dollar Government Fund II

SUMMARY OF GENERAL INFORMATION


Shareholder Information
The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 426-5523. The Fund also distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper Analytical Services, Inc., Morningstar, Inc. and Bloomberg. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions Section of different newspapers each day. The Fund's NYSE trading symbol is "AWF." Weekly comparative net asset value and market price information about the Fund is published each Monday in the Wall Street Journal, each Sunday in the New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Funds."

Dividend Reinvestment Plan
If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Divi-dend Reinvestment Plan, please call Equiserve Trust Company, N.A. at (800) 219-4218.


--------------------------------------------------------------------------------
                                   Alliance World Dollar Government Fund II o 25

ALLIANCE WORLD DOLLAR GOVERNMENT FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


            [LOGO] ALLIANCEBERNSTEIN(SM)
                   Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

WDGIISR0903

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         Exhibit No.       DESCRIPTION OF EXHIBIT
         -----------       ----------------------
         10(b)(1)          Certification of Principal Executive Officer
                           Pursuant to Section 302 of the Sarbanes-Oxley
                           Act of  2002

         10(b)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

         10(c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund II, Inc.

By:      /s/ Marc O. Mayer
--------------------------------------------
         Marc O. Mayer
         President

Date: November 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         --------------------------------------------
         Marc O. Mayer
         President

Date: November 25, 2003

By:      /s/ Mark D. Gersten
         --------------------------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date: November 25, 2003